Stock Option Transactions (Details) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	940,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.24
[custom:OptionsExercised]	(185,000)
[custom:OptionsExercisedWeightedAverageExercisePrice]	$ 1.39
[custom:OptionsCancelled]	(50,000)
[custom:OptionsCancelledWeightedAverageExercisePrice]	$ 1.28
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	7,722,392	7,578,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.04	$ 2.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	8,427,392	7,578,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.30	$ 2.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	7,927,392	7,578,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.13	$ 2.03